401(k) Plan (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Maximum employee contribution, percentage	15.00%
Contribution expense	$ 49,000	$ 28,000
3% Employee Contribution [Member]
Defined Benefit Plan Disclosure [Line Items]
Employer matching contribution, percentage	100.00%
Percent of employee contributions matched by employer	3.00%
2% Employee Contribution [Member]
Defined Benefit Plan Disclosure [Line Items]
Employer matching contribution, percentage	50.00%
Percent of employee contributions matched by employer	2.00%